(ICON)

Prudential
Small
Companies
Fund, Inc.

---------------------------

(formerly Prudential
Growth Opportunity Fund, Inc.)

ANNUAL
REPORT
Sept. 30, 1996

(LOGO)

Prudential Small Companies Fund, Inc.

Performance At A Glance.
For the second year in a row, small company stocks delivered double-digit returns, powered by rising profits, moderate economic growth and stable inflation. The Prudential Small Companies Fund also posted a substantial gain over the past 12 months. Because the Fund focuses on undervalued stocks -- at a time when growth stocks appreciated more rapidly -- it lagged the average small company fund as measured by Lipper Analytical Services. The good news is that the Fund's performance improved steadily over the period, and for the last six months we were about even with the Lipper average.

Cumulative Total Returns1                             As of
9/30/96

                           One      Five          Ten
Since
                           Year     Years        Years
Inception2
      Class A              13.4%    112.5%        N/A
157.6%
      Class B               2.6     104.4        233.1%
517.1
      Class C              12.6      N/A          N/A
42.1
      Class Z               N/A      N/A          N/A
11.9
Lipper Small Co.
Growth Fund Avg3           18.4      120.0        293.0
456.8

Average Annual Total Returns1                         As of
9/30/96

                           One      Five          Ten
Since
                           Year     Years        Years
Inception2
      Class A              7.7%    15.1%         N/A
14.3%
      Class B              7.6     15.3          12.8%
12.1
      Class C             11.6     N/A           N/A
17.6

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Mutual Fund Management and Lipper Analytical Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 5% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years, for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares will automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. Class Z shares are not subject to a sales charge or a distribution fee. Since Class Z shares have been in existence less than one year, no average annual returns are shown.

2Inception dates: 1/22/90 Class A; 11/13/80 Class B; 8/1/94
Class C; 3/1/96
Class Z.

3Lipper average returns are for 350 funds for one year, 94 funds for five years, 45 funds for 10 years and 29 funds since inception of the Class B shares on 11/13/80.

How Investments Compared.
    (As of 9/30/96)
        (CHART)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different
-- we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk.
The greater the
risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns historically have been lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but historically their returns have been generally among the lowest of the major investment categories.

Roger Ford and Jay S. Kaplan, Fund Managers
(PICTURE)

Portfolio
Managers' Report
The Prudential Small Companies Fund invests in stocks of small companies
(those with a total market value of $1 billion or less), mostly located in the
U.S. We follow a strict value investment style, looking for bargain stocks whose prices we think will move higher. These stocks offer higher return potential when adjusted for risk although historically stocks of small companies (and growth funds) have fluctuated a great deal.
There can be no
assurance that the Fund will achieve its investment objective.

Name Change.
In September we changed the Fund's name to better reflect our long-standing investment philosophy. We have not changed our strategy of looking for undiscovered companies with prospects of high stock market returns and increasing earnings.

Strategy Session.
Since January, we have changed the Fund's mix of stocks with a view to achieving more stable results during periods of market uncertainty. We trimmed our holdings in technology, a sector that typically has had some of the biggest price swings. This strategy paid off in July, when fears of higher interest rates and lower-than-expected second-quarter earnings caused the market, and especially technology shares, to slump. The Fund's decline during this time was less than that of the average small company fund.

We also made sure that the Fund would more closely adhere to our disciplined
"value" style of investing, which aims for superior returns with lower risk. We sold stocks that we thought had become fully valued, took the profits and invested in other, more attractive companies.

Starting this year, we trimmed the size of our largest holdings to diversify our portfolio. Diversification, as many of you know, helps to reduce risk because stocks don't all rise and fall at the same time in the same degree, meaning that overall performance isn't so affected by any one holding. You can see how the composition of the Fund's five largest holdings changed, accounting for 9.2% of total net assets on September 30, down substantially from 14.5% a year ago.

     Portfolio Breakdown.
 Expressed as a percentage of
total investments as of 9/30/96.
          (CHART)

What Went Well.
In Search of Value. As "bottom-up" investors, we focus on investing in specific companies, not industries or sectors. We look for well-run companies that provide a unique product or service with relatively few competitors.

One of our winners this year was Black Box, which sells computer networking equipment to businesses. We liked the company long before Wall Street did.
Since then, other investors have discovered Black Box, sending its share price up sharply. Western Digital, a producer of computer disk drives, let us profit from the phenomenal popularity of home computers. The company recognized early on the growing demand for ever larger disk drives and sales have climbed steadily.

Another strong performer -- and one of our largest holdings
-- continues to be
Finova Group, a financial services firm that lends mostly to middle-market businesses across the country. These companies are often too big for local banks to handle but not large enough to attract the huge money center banks.

Mergers & Acquisitions. We're happy to say that our style of investing is shared by some corporate acquirors. Takeover targets whose stocks the Fund held in the period include drugstore chain Fay's, whose merger with J.C. Penney was announced in August, and Westcott Communications, which makes educational and training programs for businesses. Westcott merged with K-III Communications early in the second quarter. Another drugstore company we hold, Big B, is the object of a takeover bid by Revco D.S.

What Could Have Gone Better.
Buying More..
We wish we had added to our energy holdings, which were our best performers over the year.

Energy stocks have surged on rising international demand. We also missed some of the gains in regional banking stocks by holding less than the market did.
While we were pleased with how fast our stocks rose, they eventually became too high for us to justify buying more.

 ...But Not Of Everything
Some of our positions were too big and simply didn't perform well. Marshall
Industries, an electronics distributor, was hurt because of a market glut of computer chips, needed to make computers. We continue to own the stock because of its price and long-term growth trends.

Five Largest
Holdings.
2.2%        Methode Electronics
            Electronics
2.1         Marshall Industries
            Electronics
2.0         Finova Group Inc.
            Financial Services
1.5         Bearings Inc.
            Miscellaneous Industrial
1.4         JP Foodservice Inc
            Food Distribution
Expressed as a percentage of total net assets as of 9/30/96.

Looking Ahead.
Our cautiously optimistic outlook remains unchanged from earlier this year. As long as interest rates don't rise and inflation remains subdued, the economy's slow to moderate growth is expected to continue, which is generally good for stocks. But if interest rates start moving up, investors could begin to avoid small company stocks. The Dow Jones Industrial Average, a closely watched market index, repeatedly set all-time highs in the most recent quarter, leading some market watchers to question how much longer the current market rally can continue.

President's Letter                                November
1, 1996
   (PICTURE)

Dear Shareholder:
Last year, U.S. stocks and bonds generally posted extraordinary returns.
Investors celebrated this performance by putting record amounts of new money into mutual funds in the first few months of 1996. According to figures released by the Investment Company Institute, a mutual fund industry trade group, new investments in mutual funds reached an all-time monthly high of $33 billion in January of 1996. An additional $66 billion was invested in the following three months, although this rapid inflow subsided somewhat in late spring.

While we are pleased that mutual funds are attracting new investors, we're concerned that some of them may be "buying last year's returns." Few expect
1995's virtual non-stop returns from the stock and bond markets. In fact,
1996's markets have been volatile so far (stock and bond prices go down just as they go up). There's no better time than now to be talking with your Financial
Advisor or Registered Representative. She or he can help you determine reasonable expectations about both the potential performance and risks associated with your investments.

Changes at Prudential.
There have been some important changes recently at Prudential that were made with you in mind. Prudential Mutual Funds has moved under the umbrella of
Prudential's newly created "Prudential Investments." This group manages and administers nearly $190 billion in client assets and provides mutual funds, annuities, defined benefit and defined contribution plans to our individual and institutional investors. We plan to improve the range and quality of investment products and services that we can provide you by better leveraging Prudential's strengths. There will, however, be no change in the service you receive from your Financial Advisor, Registered Representative or our Customer Service unit.

We're excited about our future and hope that you are, too.
Thank you for your
continued support and confidence in Prudential Mutual Funds.

Sincerely,

Richard A. Redeker
President

Portfolio of Investments as of
September 30, 1996                      PRUDENTIAL SMALL
COMPANIES FUND, INC.
------------------------------------------------------------

Shares       Description                    Value (Note 1)
 -----------------------------------------------------------
-
LONG-TERM INVESTMENTS--87.4%
COMMON STOCKS--87.0%
 -----------------------------------------------------------
-
Aerospace/Defense--1.0%
 147,800     Precision Castparts Corp.             $
7,168,300
------------------------------------------------------------
Automotive--1.1%
  49,800     Dura Automotive Systems, Inc. (a)
927,525
 238,200     Strattec Security Corp. (a)
3,453,900
 169,800     Walbro Corp.
3,226,200
                                                   ---------
---

7,607,625
------------------------------------------------------------
Chemicals--1.0%
 331,900     Agrium, Inc. (Canada)
4,506,580
 225,400     Spartech Corp.
2,169,475
                                                   ---------
---

6,676,055
------------------------------------------------------------
Communications Equipment--0.7%
 146,100     Black Box Corp. (a)
4,821,300
------------------------------------------------------------
Computer Hardware--0.5%
  83,700     Western Digital Corp. (a)
3,358,463
------------------------------------------------------------
Computer Software & Services--0.6%
  10,900     Software Spectrum, Inc. (a)
327,000
  49,800     Sterling Software, Inc. (a)
3,803,475
                                                   ---------
---

4,130,475
------------------------------------------------------------
Consumer Services--0.9%
 117,700     Pittston Brink's Group
3,692,837
  84,750     Regis Corp.
2,203,500
   4,100     Right Management Consultants, Inc.
                (a)
99,425
                                                   ---------
---

5,995,762
------------------------------------------------------------
Containers & Packaging--2.5%
 208,400     ACX Technologies, Inc. (a)
3,620,950
 360,200     Applied Extrusion Technologies (a)
3,286,825
 143,900     Ball Corp.                            $
3,525,550
 429,800     U.S. Can Corp. (a)
6,930,525
                                                   ---------
---

17,363,850
------------------------------------------------------------
Cosmetics & Soaps--0.5%
  71,500     Block Drug Co., Inc. Cl. A
3,208,563
------------------------------------------------------------
Drugs & Medical Supplies--0.5%
 442,681     Healthdyne, Inc. (a)
3,707,453
------------------------------------------------------------
Electrical Utilities--0.4%
 113,000     TNP Enterprises, Inc.
2,796,750
------------------------------------------------------------
Electrical Equipment--1.4%
 230,900     Belden, Inc.
6,696,100
 263,200     Woodhead Industries, Inc.
3,322,900
                                                   ---------
---

10,019,000
------------------------------------------------------------
Electronics--10.5%
 234,100     Augat, Inc.
4,974,625
 209,500     Berg Electronics Corp. (a)
5,708,875
 216,600     Burr-Brown Corp. (a)
4,332,000
 281,100     Continental Circuits Corp. (a)
3,302,925
 233,900     ITI Technologies, Inc. (a)
8,244,975
  63,300     Kemet Corp. (a)
1,273,913
 472,700     Marshall Industries (a)
14,240,087
 817,800     Methode Eletronics, Inc. Cl. A
15,231,525
 570,900     Pioneer Standard Electronics, Inc.
6,422,625
 266,000     Wyle Electronics
8,545,250
                                                   ---------
---

72,276,800
------------------------------------------------------------
Engineering & Construction--0.6%
 144,900     Baker (Michael) Corp. (a)
724,500
  92,000     Valmont Industries, Inc.
3,139,500
                                                   ---------
---

3,864,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
3 -----

Portfolio of Investments as of
September 30, 1996                      PRUDENTIAL SMALL
COMPANIES FUND, INC.
------------------------------------------------------------

Shares       Description                    Value (Note 1)
 -----------------------------------------------------------
-
Environmental Services--0.5%
 248,270     BHA Group, Inc. Cl. A                 $
3,599,915
------------------------------------------------------------
Financial Services--5.0%
  71,000     Banctec, Inc. (a)
1,482,125
 146,500     Capital Re Corp.
5,567,000
 157,100     Enhance Financial Services Group,
                Inc.
5,184,300
 237,900     Financial Security Assurance
                Holdings, Ltd.
7,018,050
 233,900     Finova Group, Inc.
14,034,000
  64,100     McDonald & Co. Investments, Inc.
1,554,425
                                                   ---------
---

34,839,900
------------------------------------------------------------
Food & Beverage--0.7%
 495,600     Michaels Foods, Inc.
5,141,850
------------------------------------------------------------
Food Distribution--2.5%
 400,700     JP Foodservice, Inc. (a)
9,516,625
 136,400     Riser Foods, Inc.
3,546,400
 295,300     Rykoff-Sexton, Inc.
4,244,937
                                                   ---------
---

17,307,962
------------------------------------------------------------
Food/Drug Retail--2.3%
 325,400     Eckerd Corp. (a)
9,111,200
 353,400     Thrifty Payless Holdings, Inc. Cl.
                B
6,582,075
                                                   ---------
---

15,693,275
------------------------------------------------------------
Forest Products--0.3%
  91,950     Wausau Paper Mills Co.
1,770,038
------------------------------------------------------------
Furniture--0.8%
 367,900     Furniture Brands International,
                Inc. (a)
5,380,538
------------------------------------------------------------
Gas Distribution--0.8%
 152,614     KN Energy, Inc.
5,379,644
Hospital Management--2.8%
 197,600     Physician Corp. of America (a)        $
2,395,900
 235,200     Sierra Health Services, Inc. (a)
8,085,000
 335,200     Universal Health Services, Inc. Cl.
                B (a)
9,134,200
                                                   ---------
---

19,615,100
------------------------------------------------------------
Household Products--2.3%
 328,900     Libbey, Inc.
8,674,737
 311,900     Premark International, Inc.
5,887,113
  48,000     The Rival Co.
1,056,000
                                                   ---------
---

15,617,850
------------------------------------------------------------
Housing Related--0.4%
 560,050     Fedders Corp. Cl. A
2,870,256
------------------------------------------------------------
Insurance--4.5%
 135,700     Allied Group, Inc.
5,224,450
 130,800     Allmerica Financial Corp.
4,251,000
 299,000     AmVestors Financial Corp.
4,260,750
 115,900     Equitable of Iowa Companies (a)
4,809,850
 253,400     Philadelphia Consolidated Holding
                Corp. (a)
5,384,750
 266,500     Poe & Brown, Inc.
6,396,000
  17,400     Security-Connecticut Life Insurance
                Co.
545,925
                                                   ---------
---

30,872,725
------------------------------------------------------------
Leisure--0.7%
 177,600     WMS Industries Inc.
4,795,200
------------------------------------------------------------
Lodging/Gaming--0.8%
 388,500     Red Roof Inns, Inc. (a)
5,293,313
------------------------------------------------------------
Machinery--4.1%
 181,700     Allied Products Corp.
4,542,500
 231,200     Blount International, Inc. Cl. A
7,774,100
 226,700     Measurex Corp.
5,979,212
 285,200     Pfeiffer Vacuum Technology AG (a)
4,384,950
 116,100     Roper Industries
5,485,725
                                                   ---------
---

28,166,487

------------------------------------------------------------
--------------------
4                                             See Notes to
Financial Statements.

Portfolio of Investments as of
September 30, 1996                      PRUDENTIAL SMALL
COMPANIES FUND, INC.
------------------------------------------------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
Media--1.9%
   4,000     Central Newspapers, Inc. Cl. A        $
152,500
 516,400     Century Communications Corp. Cl. A
                (a)
3,873,000
 330,000     Granite Broadcasting Corp. (a)
4,702,500
 166,300     TCA Cable TV, Inc.
4,282,225
                                                   ---------
---

13,010,225
------------------------------------------------------------
Metals-Non Ferrous--1.3%
 392,900     Brush Wellman, Inc.
7,563,325
  89,500     Chase Brass Industries, Inc. (a)
1,555,062
                                                   ---------
---

9,118,387
------------------------------------------------------------
Miscellaneous Industrial--9.9%
  77,000     Apogee Enterprises Inc.
2,695,000
 362,725     Bearings, Inc.
10,246,981
 107,400     Carlisle Companies, Inc.
5,960,700
 244,100     Figgie International, Inc. Cl. A
                (a)
3,280,094
 185,800     Graco, Inc.
3,483,750
 142,000     Greenfield Industries, Inc.
3,408,000
 250,000     Jason, Inc. (a)(b) (cost
                $2,200,000; purchase
                date-1/21/94)
1,870,313
 212,182     Mark IV Industries, Inc.
4,614,958
 215,100     Penn Engineering & Manufacturing
                Corp.
3,764,250
 230,100     Pentair, Inc.
6,097,650
 422,100     Regal Beloit Corp.
7,017,412
  89,000     Robbins & Myers, Inc.
2,013,625
 242,600     Rofin Sinar Technologies, Inc. (a)
2,638,275
 116,800     Standex International Corp.
3,504,000
 381,400     United Dominion Industries, Ltd.
                (Canada)
7,628,000
                                                   ---------
---

68,223,008
------------------------------------------------------------
Nursing Homes--0.9%
 314,900     GranCare, Inc. (a)
6,061,825
------------------------------------------------------------
Oil & Gas Exploration/Production--3.9%
 168,800     Mitchell Energy & Development Corp.
                Class A
3,186,100
 306,850     Mitchell Energy & Development Corp.
                Class B                            $
6,021,931
 122,100     Newpark Resources, Inc. (a)
4,441,388
 179,800     Parker & Parsley Petroleum Co.
4,697,275
 181,900     Santa Fe Energy Resources, Inc.(a)
2,592,075
 196,700     Vintage Petroleum, Inc.
5,778,062
                                                   ---------
---

26,716,831
------------------------------------------------------------
Printing--0.5%
 279,700     Big Flower Press Holdings, Inc. (a)
3,531,213
------------------------------------------------------------
Railroads--2.0%
 219,400     Kansas City Southern Industries,
                Inc.
9,379,350
  48,800     Tranz Rail Holdings Ltd. (a)
707,600
 173,800     Varlen Corp.
3,877,912
                                                   ---------
---

13,964,862
------------------------------------------------------------
Regional Banks--0.8%
 199,000     Community First Bankshares, Inc.
4,676,500
  18,200     Interwest Bancorp, Inc.
536,900
                                                   ---------
---

5,213,400
------------------------------------------------------------
Retail--0.8%
 250,900     Waban, Inc. (a)
5,739,338
------------------------------------------------------------
Savings & Loans--1.9%
 195,600     Astoria Financial Corp.
5,672,400
 106,400     Downey Financial Corp.
2,686,600
 184,000     RCSB Financial, Inc.
4,922,000
                                                   ---------
---

13,281,000
------------------------------------------------------------
Specialty Chemicals--3.4%
 224,000     Cabot Corp.
6,244,000
 149,600     Cambrex Corp.
5,067,700
 379,000     Lilly Industries, Inc. Cl. A
6,300,875
 247,500     Rogers Corp. (a)
6,094,687
                                                   ---------
---

23,707,262

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
5 -----

Portfolio of Investments as of
September 30, 1996                      PRUDENTIAL SMALL
COMPANIES FUND, INC.
------------------------------------------------------------

Shares       Description                    Value (Note 1)
 -----------------------------------------------------------
-
Steel - Producers--1.8%
 182,800     Huntco, Inc. Cl. A                    $
3,244,700
 349,000     Quanex Corp.
9,379,375
                                                   ---------
---

12,624,075
------------------------------------------------------------
Transportation--0.8%
 162,700     Trinity Industries, Inc.
5,430,113
------------------------------------------------------------
Transportation-Road & Rail--1.1%
 404,750     Pittston Burlington Group. (a)
7,336,094
------------------------------------------------------------
Trucking & Shipping--5.3%
 239,950     Air Express International Corp.
6,778,587
 228,000     Expeditors International of
                Washington, Inc.
8,037,000
 130,200     GATX Capital Corp. (a)
6,086,850
 381,200     Harper Group, Inc.
7,814,600
 361,700     Interpool, Inc.
7,595,700
                                                   ---------
---

36,312,737
                                                   ---------
---
             Total common stocks
                (cost $495,041,491)
599,608,819
                                                   ---------
---

Principal
Amount
(000)
CORPORATE BOND--0.4%
$  2,679     Robbins & Myers, Inc.,
                Convertible,
             6.50%, 9/1/03
                (Misc. Industrial) (cost
                $2,679,000)                        $
2,729,231
                                                   ---------
---
             Total long-term investments
                (cost $497,720,491)
602,338,050
                                                   ---------
---
SHORT-TERM INVESTMENT--13.5%
------------------------------------------------------------
Repurchase Agreement
  92,840     Joint Repurchase Agreement Account,
                5.72%, 10/1/96
                (cost $92,840,000; Note 5)
92,840,000
                                                   ---------
---
------------------------------------------------------------
Total Investments--100.9%
             (cost $590,560,491; Note 4)
695,178,050
             Liabilities in excess of other
                assets--(0.9%)
(6,172,670)
                                                   ---------
---
             Net Assets--100%
$689,005,380
                                                   ---------
---
                                                   ---------
---

---------------
(a) Non-income producing security.
(b) Private placement restricted as to resale; includes
registration rights
    under which the Fund may demand registration by the
issuer.
------------------------------------------------------------
--------------------
6                                             See Notes to
Financial Statements.

Statement of Assets and Liabilities        PRUDENTIAL SMALL
COMPANIES FUND, INC.
------------------------------------------------------------
--------------------

Assets
September 30, 1996

------------------
Investments, at value (cost
$590,560,491)...............................................
 ...............         $695,178,050
Cash........................................................
 ...........................................
52,276
Receivable for investments
sold........................................................
 ................            4,562,867
Receivable for Fund shares
sold........................................................
 ................            1,045,876
Dividends and interest
receivable..................................................
 ....................              464,706
Deferred expenses and other
assets......................................................
 ...............               17,675

------------------
   Total
assets......................................................
 ..................................          701,321,450

------------------
Liabilities
Payable for Fund shares
reacquired..................................................
 ...................            7,605,082
Payable for investments
purchased...................................................
 ...................            3,618,734
Management fee
payable.....................................................
 ............................              384,683
Distribution fee
payable.....................................................
 ..........................              354,612
Accrued
expenses....................................................
 ...................................              352,959

------------------
   Total
liabilities.................................................
 ..................................           12,316,070

------------------
Net
Assets......................................................
 .......................................         $689,005,380

------------------

------------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 .......................         $    464,321
   Paid-in capital in excess of
par.........................................................
 ...........          490,638,478

------------------

491,102,799
   Accumulated net realized gain on
investments.................................................
 .......           93,285,022
   Net unrealized appreciation on
investments.................................................
 .........          104,617,559

------------------
Net assets, September 30,
1996........................................................
 .................         $689,005,380

------------------

------------------
Class A:
   Net asset value and redemption price per share
      ($237,305,703 / 15,511,493 shares of common stock
issued and outstanding)........................
$15.30
   Maximum sales charge (5.0% of offering
price)......................................................
 .                  .81

------------------
   Maximum offering price to
public......................................................
 ..............               $16.11

------------------

------------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($378,861,340 / 26,149,425 shares of common stock
issued and outstanding)........................
$14.49

------------------

------------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($4,322,587 / 298,351 shares of common stock issued
and outstanding).............................
$14.49

------------------

------------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($68,515,750 / 4,472,853 shares of common stock issued
and outstanding)..........................
$15.32

------------------

------------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
7 -----

PRUDENTIAL SMALL COMPANIES FUND, INC.
Statement of Operations
------------------------------------------------------------

                                                   Year
Ended
Net Investment Income                          September 30,
1996
Income
   Dividends (net of foreign withholding
      taxes of $20,133).....................      $
5,778,821
   Interest.................................
3,902,287
                                               -------------
-----
      Total income..........................
9,681,108
                                               -------------
-----
Expenses
   Management fee...........................
4,336,587
   Distribution fee--Class A................
557,727
   Distribution fee--Class B................
3,556,358
   Distribution fee--Class C................
27,862
   Transfer agent's fees and expenses.......
1,188,000
   Reports to shareholders..................
250,000
   Custodian's fees and expenses............
140,000
   Registration fees........................
101,000
   Audit fee................................
46,000
   Legal fees...............................
30,000
   Directors' fees..........................
24,200
   Miscellaneous............................
2,903
                                               -------------
-----
      Total expenses........................
10,260,637
                                               -------------
-----
Net investment loss.........................
(579,529)
                                               -------------
-----
Realized and Unrealized Gain (Loss)
on Investments
Net realized gain on investment
   transactions.............................
96,387,630
Net change in unrealized appreciation of
   investments..............................
(17,952,802)
                                               -------------
-----
Net gain on investments.....................
78,434,828
                                               -------------
-----
Net Increase in Net Assets
Resulting from Operations...................      $
77,855,299
                                               -------------
-----
                                               -------------
-----


PRUDENTIAL SMALL COMPANIES FUND, INC.
Statement of Changes in Net Assets
------------------------------------------------------------

Increase (Decrease)                   Year Ended September
30,
in Net Assets                           1996
1995
Operations
   Net investment loss............  $    (579,529)   $
(1,279,828)
   Net realized gain on
      investments.................     96,387,630
29,417,664
   Net change in unrealized
      appreciation of
      investments.................    (17,952,802)
83,509,332
                                    -------------    -------
-----
   Net increase in net assets
      resulting from operations...     77,855,299
111,647,168
                                    -------------    -------
-----
Net equalization credits..........             --
1,510,164
                                    -------------    -------
-----
Distributions from net realized
   capital gains (Note 1)
   Class A........................    (11,343,132)
(6,672,537)
   Class B........................    (17,645,142)
(28,252,159)
   Class C........................        (93,369)
(23,735)
                                    -------------    -------
-----
                                      (29,081,643)
(34,948,431)
                                    -------------    -------
-----
Fund share transactions (net of
   conversion) (Note 6)
   Net proceeds from shares
      sold........................    594,169,971
369,521,600
   Net asset value of shares
      issued in reinvestment of
      distributions...............     27,854,955
33,299,692
   Cost of shares reacquired......   (587,442,637)
(404,229,931)
                                    -------------    -------
-----
   Net increase (decrease) in net
      assets from Fund share
      transactions................     34,582,289
(1,408,639)
                                    -------------    -------
-----
Total increase....................     83,355,945
76,800,262
Net Assets
Beginning of year.................    605,649,435
528,849,173
                                    -------------    -------
-----
End of year.......................  $ 689,005,380
$605,649,435
                                    -------------    -------
-----
                                    -------------    -------
-----

------------------------------------------------------------
--------------------
8                                             See Notes to
Financial Statements.

Notes to Financial Statements              PRUDENTIAL SMALL
COMPANIES FUND, INC.
------------------------------------------------------------
--------------------
Prudential Small Companies Fund, Inc., formerly Prudential
Growth Opportunity
Fund, Inc. (the ``Fund''), is registered under the
Investment Company Act of
1940 as a diversified, open-end management investment
company. The investment
objective of the Fund is to achieve capital growth,
consistent with reasonable
risk, by investing in a carefully selected portfolio of
common stocks having
prospects of a high return on equity, increasing earnings,
increasing dividends
and price-earnings ratios which are not excessive.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund in the preparation of its financial statements. Securities Valuations : Investments traded on a national securities exchange are valued at the last reported sales price on the primary
exchange on which they
are traded. Securities traded in the over-the-counter market
(including
securities listed on exchanges whose primary market is
believed to be
over-the-counter) and listed securities for which no sale
was reported on that
date are valued at the mean between the last reported bid
and asked prices. Any
security for which a reliable market quotation is
unavailable is valued at fair
value as determined in good faith by or under the direction
of the Fund's Board
of Directors.
Short-term securities which mature in more than 60 days are
valued based upon
current market quotations. Short-term securities which
mature in 60 days or less
are valued at amortized cost.
In connection with transactions in repurchase agreements
with U.S. financial
institutions, it is the Fund's policy that its custodian or
designated
subcustodians, as the case may be under triparty repurchase
agreements, take
possession of the underlying collateral securities, the
value of which exceeds
the principal amount of the repurchase transaction,
including accrued interest.
If the seller defaults and the value of the collateral
declines or if bankruptcy
proceedings are commenced with respect to the seller of the
security,
realization of the collateral by the Fund may be delayed or
limited.
All securities are valued as of 4:15 p.m., New York time. Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of investments
are calculated on the identified cost basis. Dividend income is recorded on the
ex-dividend date; interest income is recorded on the accrual basis. Expenses are
recorded on the accrual basis which may require the use of
certain estimates by
management.
Net investment income (loss), other than distribution fees,
and unrealized and
realized gains or losses are allocated daily to each class
of shares of the Fund
based upon the relative proportion of net assets of each
class at the beginning
of the day.
Taxes: It is the Fund's policy to continue to meet the
requirements of the
Internal Revenue Code applicable to regulated investment
companies and to
distribute all of its taxable net income to its
shareholders. Therefore, no
federal income tax provision is required.
Withholding taxes on foreign dividends have been provided
for in accordance with
the Fund's understanding of the applicable country's tax
rules and rates.
Dividends and Distributions: The Fund expects to pay
dividends of net investment
income, if any, semi-annually and make distributions at
least annually of any
net capital gains. Dividends and distributions are recorded
on the ex-dividend
date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Equalization: Effective October 1, 1995, the Fund
discontinued the accounting
practice of equalization. Equalization is a practice whereby a portion of the
proceeds from sales and costs of repurchases of capital
shares, equivalent on a
per share basis to the amount of distributable net
investment income on the date
of the transaction, is credited or charged to undistributed
net investment
income. The balance of $1,954,545 of undistributed net
investment income at
September 30, 1995, resulting from equalization, was
transferred to paid-in
capital in excess of par. Such reclassification has no
effect on net assets,
results of operations, or net asset value per share. Reclassification of Capital Accounts: The Fund accounts for and reports distributions to shareholders in accordance with the
American Institute of
Certified Public Accountants' Statement of Position 93-2:
Determination,
Disclosure, and Financial Statement Presentation of Income,
Capital Gain, and
Return of Capital Distributions by Investment Companies. The
effect of applying
this statement was to increase undistributed net investment
income and decrease
accumulated net realized gain on investments by $579,529 for net operating
losses during the fiscal year ended September 30, 1996. Net
investment income,
net realized gains and net assets were not affected by this
change.
------------------------------------------------------------
--------------------

9 -----

Notes to Financial Statements              PRUDENTIAL SMALL
COMPANIES FUND, INC.
------------------------------------------------------------
--------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Mutual
Fund Management LLC
(``PMF''). Pursuant to this agreement, PMF has
responsibility for all investment
advisory services and supervises the subadviser's
performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation (``PIC''); PIC furnishes investment advisory
services in connection
with the management of the Fund. PMF pays for the cost of
the subadviser's
services, the compensation of officers of the Fund,
occupancy and certain
clerical and bookkeeping costs of the Fund. The Fund bears
all other costs and
expenses.
The management fee paid PMF is computed daily and payable
monthly, at an annual
rate of .70 of 1% of the Fund's average daily net assets.
The Fund had a distribution agreement with Prudential Mutual
Fund Distributors,
Inc. (``PMFD''), which acted as the distributor of the Class
A shares of the
Fund through January 1, 1996. Effective January 2, 1996
Prudential Securities
Incorporated (``PSI'') became the distributor of the Class A shares of the Fund
and is serving the Fund under the same terms and conditions
as under the
arrangement with PMFD. PSI is also the distributor of the
Class B, Class C and
Class Z shares of the Fund. The Fund compensated PMFD and
PSI for distributing
and servicing the Fund's Class A, Class B and Class C
shares, pursuant to plans
of distribution (the ``Class A, B and C Plans''), regardless of expenses
actually incurred by them. The distribution fees are accrued daily and payable
monthly.
Pursuant to the Class A, B and C Plans, the Fund compensates
PSI, and PMFD for
the period September 1, 1995 through January 1, 1996 with
respect to Class A
shares, for distribution-related activities at an annual
rate of up to .30 of
1%, 1% and 1%, of the average daily net assets of the Class
A, B and C shares,
respectively. Such expenses under the Class A Plan were .25
of 1% of the average
daily net assets of Class A shares and 1% of the average
daily net assets under
the Class B and C Plans of both the Class B and Class C
shares, respectively,
for the year ended September 30, 1996.
PMFD and PSI have advised the Fund that they have received
approximately
$287,200 in front-end sales charges resulting from sales of
Class A shares
during the year ended September 30, 1996. From these fees,
PMFD and PSI paid
such sales charges to Pruco Securities Corporation, an
affiliated broker-dealer,
which in turn paid commissions to sales persons and incurred other distribution
costs.
PSI has advised the Fund that for the year ended September
30, 1996, it received
approximately $775,100 and $1,300, respectively, in
contingent deferred sales
charges imposed upon certain redemptions by Class B and C
shareholders.
PMFD is a wholly-owned sudsidiary of PMF; PSI, PMF and PIC
are indirect
wholly-owned subsidiaries of The Prudential Insurance
Company of America.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services, Inc. (``PMFS''), a wholly-
owned subsidiary of
PMF, serves as the Fund's transfer agent. During the year
ended September 30,
1996, the Fund incurred fees of approximately $978,000 for
the services of PMFS.
As of September 30, 1996, approximately $87,000 of such fees were due to PMFS.
Transfer agent fees and expenses in Statement of Operations
include certain
out-of-pocket expenses paid to non-affliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than
short-term investments,
for the year ended September 30, 1996 were $290,760,085 and
$312,681,087,
respectively.
The federal income tax basis of the Fund's investments at
September 30, 1996 was
$590,614,165 and, accordingly, net unrealized appreciation
for federal income
tax purposes was $104,563,885 (gross unrealized appreciation-
-$116,642,822 gross
unrealized depreciation--$12,078,937).
------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment
companies, transfers
uninvested cash balances into a single joint account, the
daily aggregate
balance of which is invested in one or more repurchase
agreements collateralized
by U.S. Treasury or federal agency obligations. As of
Sepember 30, 1996, the
Fund had a 9.29% undivided interest in the joint account.
The undivided interest
for the Fund represents $92,840,000 in the principal amount.
As of such date,
each repurchase agreement in the joint account and the
collateral therefor were
as follows:
Bear, Stearns & Co., Inc., 5.72%, in the principal amount of
$333,000,000,
repurchase price $333,052,910, due 10/1/96. The value of the collateral
including accrued interest was $339,757,925.
------------------------------------------------------------
--------------------
10

Notes to Financial Statements              PRUDENTIAL SMALL
COMPANIES FUND, INC.
------------------------------------------------------------
--------------------
J.P. Morgan Securities, Inc., 5.70%, in the principal amount of $109,000,000,
repurchase price $109,017,258, due 10/1/96. The value of the collateral
including accrued interest was $111,181,257.
Goldman Sachs & Co.,Inc. 5.70%, in the principal amount of
$333,000,000,
repurchase price $333,052,725, due 10/1/96. The value of the collateral
including accrued interest was $339,860,615.
Smith Barney, Inc., 5.75%, in the principal amount of
$224,000,000, repurchase
price $224,035,778, due 10/1/96. The value of the collateral including accrued
interest was $228,481,010.
------------------------------------------------------------
Note 6. Capital
The Fund currently offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective March 1, 1996, the Fund commenced offering Class Z shares.
Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
There are 1 billion shares of common stock, $.01 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 250 million authorized shares.
Transactions in shares of common stock for the years ended September 30, 1996 and 1995 were as follows:

Class A                                Shares         Amount
-----------------------------------  -----------   ---------
----
Year ended September 30, 1996:
Shares sold........................   30,393,176   $
429,242,812
Shares issued in reinvestment of
  distributions....................      835,885
10,983,529
Shares reacquired..................  (29,632,995)
(419,271,484)
                                     -----------   ---------
----
Net increase in shares outstanding
  before conversion................    1,596,066
20,954,857
Shares issued upon conversion from
  Class B..........................    1,312,309
18,909,540
Shares reacquired upon conversion
  into Class Z.....................   (4,480,718)
(61,296,301)
                                     -----------   ---------
----
Net decrease in shares
  outstanding......................   (1,572,343)  $
(21,431,904)
                                     -----------   ---------
----
                                     -----------   ---------
----

Class A                                Shares         Amount
-----------------------------------  -----------   ---------
----
Year ended September 30, 1995:
Shares sold........................   16,264,230   $
199,059,220
Shares issued in reinvestment of
  distributions....................      614,029
6,502,568
Shares reacquired..................  (16,750,855)
(207,402,318)
                                     -----------   ---------
----
Net increase in shares outstanding
  before conversion................      127,404
(1,840,530)
Shares issued upon conversion from
  Class B..........................    8,645,131
97,904,973
                                     -----------   ---------
----
Net increase in shares
  outstanding......................    8,772,535   $
96,064,443
                                     -----------   ---------
----
                                     -----------   ---------
----

Class B
-----------------------------------
Year ended September 30, 1996:
Shares sold........................   10,646,908   $
141,359,376
Shares issued in reinvestment of
  distributions....................    1,340,218
16,779,529
Shares reacquired..................  (11,138,852)
(146,886,969)
                                     -----------   ---------
----
Net increase in shares outstanding
  before conversion................      848,274
11,251,936
Shares reacquired upon conversion
  into Class A.....................   (1,382,405)
(18,909,540)
                                     -----------   ---------
----
Net decrease in shares
  outstanding......................     (534,131)  $
(7,657,604)
                                     -----------   ---------
----
                                     -----------   ---------
----
Year ended September 30, 1995:
Shares sold........................   14,302,262   $
168,922,003
Shares issued in reinvestment of
  distributions....................    2,601,937
26,773,935
Shares reacquired..................  (16,720,969)
(196,352,189)
                                     -----------   ---------
----
Net increase in shares outstanding
  before conversion................      183,230
(656,251)
Shares reacquired upon conversion
  into Class A.....................   (8,999,868)
(97,904,973)
                                     -----------   ---------
----
Net decrease in shares
  outstanding......................   (8,816,638)  $
(98,561,224)
                                     -----------   ---------
----
                                     -----------   ---------
----

------------------------------------------------------------
--------------------

11 -----

Notes to Financial Statements              PRUDENTIAL SMALL
COMPANIES FUND, INC.
------------------------------------------------------------
--------------------

Class C                                Shares         Amount
-----------------------------------  -----------   ---------
----
Year ended September 30, 1996:
Shares sold........................      403,369   $
5,378,137
Shares issued in reinvestment of
  distributions....................        7,340
91,897
Shares reacquired..................     (226,306)
(3,018,680)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................      184,403   $
2,451,354
                                     -----------   ---------
----
                                     -----------   ---------
----
Year ended September 30, 1995:
Shares sold........................      129,738   $
1,540,377
Shares issued in reinvestment of
  distributions....................        2,254
23,189
Shares reacquired..................      (40,456)
(475,424)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................       91,536   $
1,088,142
                                     -----------   ---------
----
                                     -----------   ---------
----

Class Z
-----------------------------------
March 1, 1996(a) through September
  30, 1996:
Shares sold........................    1,257,435   $
18,189,646
Shares reacquired..................   (1,265,300)
(18,265,504)
                                     -----------   ---------
----
Net decrease in shares outstanding
  before conversion................       (7,865)
(75,858)
Shares issued upon conversion from
  Class A..........................    4,480,718
61,296,301
                                     -----------   ---------
----
Net increase in shares
  outstanding......................    4,472,853   $
61,220,443
                                     -----------   ---------
----
                                     -----------   ---------
----
---------------
(a) Commencement of offering of Class Z shares.

------------------------------------------------------------
--------------------
12

Financial Highlights                       PRUDENTIAL SMALL
COMPANIES FUND, INC.
------------------------------------------------------------
--------------------

Class A
                                              --------------
--------------------------------------------

Year Ended September 30,
                                              --------------
--------------------------------------------
                                                1996
1995         1994        1993        1992
                                              --------     -
-------     --------     -------     -------
PER SHARE OPERATING PERFORMANCE(a):
Net asset value, beginning of year........    $  14.18     $
12.40     $  13.06     $ 11.25     $ 10.16
                                              --------     -
-------     --------     -------     -------
Income from investment operations
Net investment income.....................         .04
 .05        --            .03         .02
Net realized and unrealized gain on
   investment transactions................        1.75
2.57          .13        3.14        1.47
                                              --------     -
-------     --------     -------     -------
   Total from investment operations.......        1.79
2.62          .13        3.17        1.49
                                              --------     -
-------     --------     -------     -------
Less distributions
Distributions from net realized capital
   gains..................................        (.67)
(.84)        (.79)      (1.36)       (.40)
                                              --------     -
-------     --------     -------     -------
Net asset value, end of year..............    $  15.30     $
14.18     $  12.40     $ 13.06     $ 11.25
                                              --------     -
-------     --------     -------     -------
                                              --------     -
-------     --------     -------     -------
TOTAL RETURN(b):..........................       13.38%
23.29%        1.13%      30.42%      15.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000).............    $237,306
$242,231     $103,078     $94,842     $44,845
Average net assets (000)..................    $223,091
$174,449     $ 97,877     $69,801     $36,011
Ratios to average net assets:
   Expenses, including distribution
      fees................................        1.24%
1.33%        1.33%       1.17%       1.33%
   Expenses, excluding distribution
      fees................................         .99%
1.08%        1.09%        .97%       1.13%
   Net investment income..................         .33%
 .30%         .00%        .26%        .19%
For Class A, B, C and Z shares:
   Portfolio turnover.....................          53%
64%          82%         68%         99%
   Average commission rate paid per
      share...............................    $  .0515
N/A          N/A         N/A         N/A

---------------
(a) Calculated based upon weighted average shares
outstanding during the year.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each year reported and includes reinvestment
of dividends and
    distributions.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
13 -----

Financial Highlights                       PRUDENTIAL SMALL
COMPANIES FUND, INC.
------------------------------------------------------------
--------------------

Class B
                                              --------------
----------------------------------------------

Year Ended September 30,
                                              --------------
----------------------------------------------
                                                1996
1995         1994         1993         1992
                                              --------     -
-------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE(a):
Net asset value, beginning of year........    $  13.56     $
11.99     $  12.74     $  11.08     $  10.11
                                              --------     -
-------     --------     --------     --------
Income from investment operations
Net investment loss.......................        (.06)
(.06)        (.09)        (.06)        (.07)
Net realized and unrealized gain on
   investment transactions................        1.66
2.47          .13         3.08         1.44
                                              --------     -
-------     --------     --------     --------
   Total from investment operations.......        1.60
2.41          .04         3.02         1.37
                                              --------     -
-------     --------     --------     --------
Less distributions
Distributions from net realized capital
   gains..................................        (.67)
(.84)        (.79)       (1.36)        (.40)
                                              --------     -
-------     --------     --------     --------
Net asset value, end of year..............    $  14.49     $
13.56     $  11.99     $  12.74     $  11.08
                                              --------     -
-------     --------     --------     --------
                                              --------     -
-------     --------     --------     --------
TOTAL RETURN(b):..........................       12.56%
22.37%         .34%       29.40%       14.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000).............    $378,861
$361,873     $425,502     $376,068     $172,018
Average net assets (000)..................    $355,636
$349,929     $399,920     $278,659     $154,601
Ratios to average net assets:
   Expenses, including distribution
      fees................................        1.99%
2.08%        2.09%        1.97%        2.13%
   Expenses, excluding distribution
      fees................................         .99%
1.08%        1.09%         .97%        1.13%
   Net investment loss....................        (.42)%
(.51)%       (.76)%       (.54)%       (.61)%

---------------
(a) Calculated based upon weighted average shares
outstanding during the year.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each year reported and includes reinvestment
of dividends and
    distributions.
------------------------------------------------------------
--------------------
14                                            See Notes to
Financial Statements.

Financial Highlights                       PRUDENTIAL SMALL
COMPANIES FUND, INC.
------------------------------------------------------------
--------------------

Class C                                   Class Z
                                              --------------
-------------------------------------------     ------------
-----

August 1,           March 1,
                                                      Year
Year             1994(d)             1996(e)
                                                      Ended
Ended            Through             Through
                                                  September
30,         September 30,     September 30,       September
30,
                                                      1996
1995              1994                1996
                                              --------------
-------     -------------     -------------     ------------
-----
PER SHARE OPERATING PERFORMANCE(a):
Net asset value, beginning of period......           $ 13.56
$ 11.99           $ 11.61             $ 13.69
                                                       -----
-----             -----              ------
Income from investment operations
Net investment income (loss)..............
(.06)                 (.06)             (.01)
 .05
Net realized and unrealized gain on
   investment transactions................              1.66
2.47               .39                1.58
                                                       -----
-----             -----              ------
   Total from investment operations.......              1.60
2.41               .38                1.63
                                                       -----
-----             -----              ------
Less distributions
Distributions from net realized capital
   gains..................................
(.67)                 (.84)            --                  -
-
                                                       -----
-----             -----              ------
Net asset value, end of period............           $ 14.49
$ 13.56           $ 11.99             $ 15.32
                                                       -----
-----             -----              ------
                                                       -----
-----             -----              ------
TOTAL RETURN(b):..........................
12.56%                22.37%             3.19%
11.91%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...........           $ 4,323
$ 1,545           $   269             $68,516
Average net assets (000)..................           $ 2,786
$   784           $   179             $66,228
Ratios to average net assets:
   Expenses, including distribution
      fees................................
1.99%                 2.08%             2.22%(c)
 .99%(c)
   Expenses, excluding distribution
      fees................................
 .99%                 1.08%             1.22%(c)
 .99%(c)
   Net investment income (loss)...........
(.42)%                (.46)%            (.31)%(c)
 .58%(c)

---------------
(a) Calculated based upon weighted average shares
outstanding during the period.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
(d) Commencement of offering of Class C shares.
(e) Commencement of offering of Class Z shares.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
15 -----

Report of Independent Accountants          PRUDENTIAL SMALL
COMPANIES FUND, INC.
------------------------------------------------------------
--------------------
The Shareholders and Board of Directors of
Prudential Small Companies Fund, Inc.
In our opinion, the accompanying statement of assets and
liabilities, including
the portfolio of investments, and the related statements of
operations and of
changes in net assets and the financial highlights present
fairly, in all
material respects, the financial position of Prudential
Small Companies Fund,
Inc., formerly Prudential Growth Opportunity Fund, Inc. (the
``Fund'') at
September 30, 1996, the results of its operations for the
year then ended, the
changes in its net assets for each of the two years in the
period then ended and
the financial highlights for each of the five years in the
period then ended, in
conformity with generally accepted accounting principles.
These financial
statements and financial highlights (hereafter referred to
as ``financial
statements'') are the responsibility of the Fund's
management; our
responsibility is to express an opinion on these financial
statements based on
our audits. We conducted our audits of these financial
statements in accordance
with generally accepted auditing standards which require
that we plan and
perform the audit to obtain reasonable assurance about
whether the financial
statements are free of material misstatement. An audit
includes examining, on a
test basis, evidence supporting the amounts and disclosures
in the financial
statements, assessing the accounting principles used and
significant estimates
made by management, and evaluating the overall financial
statement presentation.
We believe that our audits, which included confirmation of
securities at
September 30, 1996 by correspondence with the custodian and
brokers, provide a
reasonable basis for the opinion expressed above.
PRICE WATERHOUSE LLP
New York, New York
November 25, 1996
Federal Income Tax Information             PRUDENTIAL SMALL
COMPANIES FUND, INC.
------------------------------------------------------------
--------------------
We are required by the Internal Revenue Code to advise you
within 60 days of the
Fund's fiscal year end (September 30, 1996) as to the
federal tax status of
distributions paid by the Fund during such fiscal year.
Accordingly, during its
fiscal year ended September 30, 1996, the Fund paid
distributions from net
realized short-term capital gains of $.211 per Class A,
Class B and Class C
shares, which are fully taxable as ordinary income, and
$.457 per Class A, Class
B and Class C shares from net realized long-term capital
gains, which are
taxable as such. Further, we wish to advise you that 62% of
the ordinary income
dividends paid in the fiscal year ended September 30, 1996
qualified for the
corporate dividends received deduction available to
corporate taxpayers.
In January 1997, you will be advised on Internal Revenue
Service Form 1099 DIV
or substitute 1099 as to the federal tax status of the
dividends received by you
in calendar year 1996. The amounts that will be reported on
such Form 1099 DIV
or substitute will be the amounts to use on your 1996
federal income tax return
and probably will differ from the amounts which we must
report for the Fund's
fiscal year ended September 30, 1996.
------------------------------------------------------------
--------------------
16

Getting
The Most
From Your
Prudential
Mutual
Fund.

Some mutual fund shareholders won't ever read this -- they don't read annual and semi-annual reports. It's quite understandable. These annual and semi-annual reports are prepared to comply with Federal regulations. They are often written in language that is difficult to understand.
So when most people
run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake.

At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read, in hopes you'll find it profitable to spend a few minutes familiarizing yourself with your investment.
Here's what you'll find in the report:

At A Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats.
You'll find it first
on the "At A Glance" page where we compare the Fund and the comparable average calculated by Lipper Analytical Services, a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance -- it generally smoothes out returns and gives you an idea how much the Fund has earned in an average year, for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. And keep in mind that past perfor-mance is not indicative of future results.

Portfolio Manager's Report The portfolio manager who invests your money for you reports on successful -- and not-so-successful -- strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors and any changes that are on the drawing board.

Portfolio Of Investments This is where the report begins to look technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the Portfolio Manager's Report that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement Of Assets And Liabilities The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes) and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily along with the value of every security in the portfolio.

Statement Of Operations This is the income statement, which details income
(mostly interest and dividends earned) and expenses
(including what you pay us
to manage your money). You'll also see capital gains here -- both realized and unrealized.

Statement Of Changes In Net Assets This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it -- through dividends and distributions -- and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

Notes To Financial Statements This is the kind of technical material that can intimidate readers, but it does contain useful information.
The Notes provide a
brief history and explanation of your Fund's objectives. In addition, they also outline how Prudential Mutual Funds prices securities. The
Notes also explain
who manages and distributes the Fund's shares, and more importantly, how much they are paid for doing so. Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights This information contains many elements from prior pages, but on a per share basis. It is designed to help you understand how the Fund performed and to compare this year's performance and expenses to those of prior years.

Independent Auditor's Report Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information This is information which we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax advisor.

Performance Comparison These charts are included in the annual report and are required by the Securities Exchange Commission. Performance is presented here as a hypothetical $10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad based securities index, as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the fund -- the index is a broadly based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors generally cannot invest directly in an index.

Getting
The Most
From Your
Prudential
Mutual
Fund.

When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco
Securities registered representative. Your advisor or representative can provide you with the following services:

------------------------------------------------------------
------------------
There's No Reward Without Risk; But Is This Risk Worth It? Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. And risk can be difficult to gauge -- sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction -- there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

------------------------------------------------------------
------------------
Keeping Up With The Joneses.
A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance -- not just based on the current investment fad.

------------------------------------------------------------
------------------
Buy Low, Sell High.
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Comparing A $10,000 Investment.
Prudential Small Companies Fund, Inc. vs.
the Russell 2000 Index.

Prudential Small Companies Fund, Inc.
Russell 2000 Index

          (CHART)

Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The boxes on the charts are designed to give you an idea how much the Fund's returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return exclusive of sales charges since the inception of Class A and B shares.

These graphs are furnished to you in accordance with SEC regulations. They compare a $10,000 investment in the Prudential Small Companies Fund, Inc.,
(Class A, Class B, Class C and Class Z) with a similar investment in the
Russell 2000 Index by portraying the initial account values at the commencement of operations of Class A, Class C and Class Z shares and for 10 years for
Class B shares, and subsequent account values at the end of this most recent reporting period (September 30), as measured on a quarterly basis, beginning in
1990 for Class A shares, in 1986 for Class B shares, in 1994 for Class C shares and in 1996 for Class Z shares. For purposes of the graphs, and unless otherwise indicated, in the accompanying tables it has been assumed (a) that the maximum applicable front-end sales charge was deducted from the initial
$10,000 investment in Class A shares; (b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class B and Class C shares, assuming full redemption on September 30, 1996; (c) all recurring fees (including management fees) were deducted; and (d) all dividends and distributions were reinvested. Class B shares automatically convert to
Class A shares, on a quarterly basis, beginning approximately seven years after purchase. This conversion feature is not reflected in the graph. The graph and accompanying tables reflect the past subsidy and/or waiver of expenses or management fees. Class Z shares do not have a sales charge or a distribution fee. Since Class Z shares have been in existence less than a year, no average annual total returns are shown.

The Russell 2000 is a weighted index, representing the smallest 2,000 stocks among the largest 3,000 equity-capitalized U.S. corporations and represents approximately 10% of their aggregate market value. The Index is unmanaged and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund.
The securities in the Index may differ substantially from the securities in the
Fund. The Index is not the only one that may be used to characterize performance of this fund and other indexes may portray different comparative performance.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http:\\www.prudential.com
      (LOGO)

Directors
Edward D. Beach
Delayne D. Gold
Robert F. Gunia
Donald D. Lennox
Douglas H. McCorkindale
Mendel A. Melzer
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Richard A. Redeker, President
David W. Drasnin, Vice President
Robert F. Gunia, Vice President
Eugene S. Stark, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary

Manager
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services, Inc.
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse, LLP
1177 Avenue of the Americas
New York, NY  10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

743968109      MF109E
743968208      Cat. #642001I
743968307      743968406